Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31
	2022	2023
	RMB	RMB

Payables to merchants and other partners	2,319,245	4,336,250
Employee compensation and welfare payables	1,821,969	2,410,332
Tax payables	1,127,818	1,658,525
Deposits	1,385,424	1,387,550
Payables related to market and promotion expenses	814,186	1,110,099
Payables related to service fees	803,267	704,110
Payables related to property and equipment	298,550	283,889
Payables and accruals for other costs and expenses	1,420,875	1,602,713
Others	1,158,587	1,256,662
Total	11,149,921	14,750,130